Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Valuation Allowance [Line Items]
Components of the provision for income taxes
The components of the provision for income taxes for the years ended December 31 follows:

	2015	2014	2013
Current:
Federal	$337.6	$328.1	$289.6
State	38.4	39.7	35.3
Deferred:
Federal	91.5	(13.3)	16.3
State	25.2	7.5	(12.5)
State deferred benefit - change in valuation allowance	(10.5)	(3.2)	(42.3)
Uncertain tax positions and interest, and other	(36.7)	(21.4)	(24.3)
Provision for income taxes	$445.5	$337.4	$262.1

Reconciliations of the statutory federal income tax rate to our effective tax rate
The reconciliations of the statutory federal income tax rate to our effective tax rate for the years ended December 31 follows:

	2015	2014	2013
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	4.3	3.0	3.1
Change in valuation allowance	(0.9)	(0.4)	(5.0)
Non-deductible expenses	0.6	0.9	1.0
Uncertain tax position taxes and interest	(1.5)	(0.4)	(1.8)
Other, net	(0.2)	—	(1.5)
Effective income tax rate	37.3%	38.1%	30.8%

Components of the net deferred income tax asset and liability
The components of the net deferred income tax asset and liability as of December 31 follow:

	2015	2014
Deferred tax liabilities relating to:
Differences between book and tax basis of property	$(1,050.9)	$(982.6)
Difference between book and tax basis of intangible assets	(713.4)	(704.8)
Basis difference due to redemption of partnership interests	(128.9)	(129.1)
Total liabilities	$(1,893.2)	$(1,816.5)
Deferred tax assets relating to:
Environmental reserves	$461.7	$438.6
Accruals not currently deductible	210.8	207.9
Net operating loss carryforwards	103.5	124.9
Difference between book and tax basis of other assets	71.3	113.0
Deferred taxes on uncertain tax positions	9.8	14.7
Other	5.0	0.4
Total assets	862.1	899.5
Valuation allowance	(63.7)	(73.9)
Net deferred tax asset	798.4	825.6
Net deferred tax liabilities	$(1,094.8)	$(990.9)

Summarization of activity in our gross unrecognized tax benefits
The following table summarizes the activity in our gross unrecognized tax benefits for the years ended December 31:

	2015	2014	2013
Balance at beginning of year	$70.1	$72.0	$84.7
Additions based on tax positions related to current year	0.2	0.8	0.3
Additions for tax positions of prior years	1.4	5.0	11.4
Reductions for tax positions of prior years	(10.2)	(6.0)	(2.4)
Reductions for tax positions resulting from lapse of statute of limitations	(0.6)	(0.2)	(1.3)
Settlements	(13.9)	(1.5)	(20.7)
Balance at end of year	$47.0	$70.1	$72.0

Valuation Allowance of Deferred Tax Assets [Member]
Valuation Allowance [Line Items]
Changes in the deferred tax valuation allowance
Changes in the deferred tax valuation allowance for the years ended December 31 follow:

	2015	2014	2013
Valuation allowance, beginning of year	$73.9	$76.9	$124.8
Additions charged to income	0.3	0.2	0.1
Deferred tax assets realized or written-off	(10.5)	(3.2)	(42.3)
Other, net	—	—	(5.7)
Valuation allowance, end of year	$63.7	$73.9	$76.9